Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Subordinated Borrowings

Fixed to floating subordinated notes	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2023	2022

EUR 700 million	4% 2)	Annually, April 25	2014/ 44	2024	700	699

USD 800 million	5.5% 3)	Semi-annually, April 11	2018/ 48	2028	718	743

Fixed subordinated notes

USD 925 million 1)	5.1%	Quarterly, March 15	2019/ 49	2024	826	852

On December 31					2,244	2,295

Fair value of subordinated borrowings					2,122	2,035

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	The coupon is fixed at 4% until the first call date and floating thereafter with a 3 months Euribor plus a margin of 335 bps.
3	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.

Aegon Ltd. [member]
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Issue /Maturity	Year of next call	2023	2022

Fixed to floating subordinated notes

EUR 700 million	4% 1)	Annually, April 25	2014/ 44	2024	700	699

USD 800 million	5.5% 2)	Semi-annually, April 11	2018/ 48	2028	718	743

On December 31					1,418	1,442

Fair value of subordinated borrowings					1,392	1,372

1	The coupon is fixed at 4% until the first call date and floating thereafter with a 3 months Euribor plus a margin of 335 bps.
2	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.